PROPERTY, PLANT AND EQUIPMENT - Schedule of right of use assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2021 USD ($) aircraft
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft		115	92
Airbus A319
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft		1	1
Airbus 320
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft		39	37
A-320-Neo
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft		14	12
Airbus A321
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft		30	19
Boeing 767
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft		1	1
Boeing 777
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft		6	6
Boeing 787
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft		24	16
Net right of use assets
Right of Use [Roll Forward]
Opening balances	$ 1,390,527	$ 2,154,749	$ 2,406,319
Additions	1,016,302	385,658	539,401
Fleet rejection			(577,624)
Depreciation expense	(193,386)	(266,170)	(334,213)
Cumulative translate adjustment	3,407	2,311	(2,507)
Other increases (decreases)	(17,645)	(886,021)	123,373
Total changes	808,678	(764,222)	(251,570)
Final balances	2,199,205	1,390,527	2,154,749
Aircraft
Right of Use [Roll Forward]
Opening balances	1,326,821	2,101,742	2,338,042
Additions	1,013,314	372,571	537,995
Fleet rejection			(573,047)
Depreciation expense	(178,570)	(249,802)	(317,616)
Cumulative translate adjustment	56	919	(574)
Other increases (decreases)	(16,539)	(898,609)	116,942
Total changes	818,261	(774,921)	(236,300)
Final balances	2,145,082	1,326,821	2,101,742
Others
Right of Use [Roll Forward]
Opening balances	63,706	53,007	68,277
Additions	2,988	13,087	1,406
Fleet rejection			(4,577)
Depreciation expense	(14,816)	(16,368)	(16,597)
Cumulative translate adjustment	3,351	1,392	(1,933)
Other increases (decreases)	(1,106)	12,588	6,431
Total changes	(9,583)	10,699	(15,270)
Final balances	$ 54,123	$ 63,706	$ 53,007